Cover	Feb. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2022
Entity File Number	000-51068
Entity Registrant Name	VETANOVA, INC.
Entity Central Index Key	0001280396
Entity Tax Identification Number	85-1736272
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	335 A Josephine St.
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	(303)
Local Phone Number	248-6883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true